Goodwill (Tables)	12 Months Ended
Jun. 30, 2025
Intangible Assets [Abstract]
Schedule of reconciliation of changes in goodwill

2025	£’000
Cost
At 1 July 2024 (Restated)(1)	507,652
Acquired through business combinations	1,644
Effect of foreign exchange translations	(36,000)
At 30 June 2025	473,296

2024
Cost
At 1 July 2023	239,249
Acquired through business combinations (Restated) (1)	271,859
Effect of foreign exchange translations	(3,456)
At 30 June 2024 (Restated)(1)	507,652

Net book value
At 30 June 2024 (Restated)(1)	507,652
At 30 June 2025	473,296
(1) Restated to include the effects of revisions arising from provisional to final acquisition accounting for GalaxE (refer to note 3C for details).

Schedule of goodwill impairment testing assumptions
The key assumptions used in the assessments for the years ended 30 June 2025, 2024 and 2023 are as follows:

	2025	2024	2023
Revenue growth rate(1)	4.9% - 8.5%	13.4% - 17.0%	25.0%
Adjusted EBITDA margin (2)	12.0% - 16.5%	n/a	n/a
Operating cash flows margin	n/a	12.2% - 15.5%	n/a
Discount rate (3)	14.7%	12.8%	13.5%
(1) Revenue growth presented in the above table is in respect of different years for the period used in the goodwill impairment analysis
(2) The Adjusted EBITDA is defined as EBITDA adjusted to exclude the impact of share-based compensation expense
(3) The discount rate used in sensitivity assessment is pre-tax

Management performed a sensitivity analysis for the key assumptions used in determining the value in use, as detailed in the table below. The sensitivity analysis resulted in a 27% decrease in value in use compared to the baseline scenario.

	Baseline assumptions	Sensitivity assumptions
Revenue growth rate	4.9% - 8.5%	(3.5)%- 6.0%
Adjusted EBITDA margin	12.0% - 16.5%	11.5% - 14.3%
Discount rate	14.7%	14.9%

The recoverable amount of our CGU would equal its carrying amount if the key assumptions were to change, in isolation, to the following:

Key assumptions to breakeven
Revenue decline rate(1)	(5.4)%
Adjusted EBITDA margin (1)	10.0%
Discount rate	21.6%

(1) Revenue decline and adjusted EBITDA margin presented here represent the average rates over the forecast period, up to terminal value.